Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Schedule of Each Subsidiary are before Intercompany Eliminations
The following tables show the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the years ended December 31, 2024 and 2023.

	At and for the year ended December 31, 2024
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne group	U.S.A.	92%	8%	USD	355,531	207,277	340,753	16,891	—
Ermenegildo Zegna Vietnam LLC	Vietnam	90%	10%	VTD	42,148,803	31,181,882	42,659,395	4,158,974	—
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	39,485	24,486	42,139	3,674	(556)
E.Z. Thai Holding Ltd	Thailand	49%	51%	THB	11,914	(634)	—	(371)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	25,146	12,513	24,993	2,695	(470)
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	8,293	5,170	10,208	1,301	(400)
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	2,552	1,058	4,002	148	(17)
Zegna South Asia Private LTD	India	51%	49%	INR	807,604	361,271	547,187	90,192	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	297,707	115,565	315,574	73,676	(17,885)
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	257,950	29,800	300,398	31,632	—
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait	49%	51%	KWD	1,066	501	1,157	116	—
Zegna Consitex Arabia For Trading LLC	KSA	70%	30%	SAR	30,059	22,727	3,483	(3,293)	—

	At and for the year ended December 31, 2023
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne group	U.S.A.	90%	10%	USD	378,736	199,275	411,192	49,988	—
Ermenegildo Zegna Vietnam LLC	Vietnam	90%	10%	VTD	42,201,273	27,134,951	40,281,928	5,446,184	—
Ermenegildo Zegna Madrid S.A.	Spain	70%	30%	EUR	4,591	1,811	5,412	34	—
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	39,369	22,387	44,588	3,935	(708)
E. Z. Thai Holding Ltd	Thailand	49%	51%	THB	12,338	(264)	—	(283)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	25,596	10,974	25,657	2,709	(451)
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	8,404	4,863	11,051	1,479	(600)
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	2,186	938	3,281	119	(11)
Zegna South Asia Private LTD	India	51%	49%	INR	732,458	271,079	473,553	71,215	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	193,655	79,300	250,244	60,856	(17,150)
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	238,912	(2,053)	255,389	14,880	—
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait	49%	51%	KWD	1,439	384	791	(227)	—